Related Parties - Schedule of Transactions with Related Metallurgical Plants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Costs and expenses
Cost of goods for resale, production and operating expenses	$ 106,031	$ 588,755	$ 842,253
Transportation expenses	8,401	24,609	31,693
Other expenses/(gains)	(349)		189
Provision for amounts due from related metallurgical plants	32,425	517,724	919,113
Total expenses	146,508	1,131,088	1,793,248
Steel segment products sales	68,201	103,825	346,938
Mining segment products sales	258	1,956	3,981
Other revenues	37,262	63,175	63,039
Total revenues	$ 105,721	$ 168,956	$ 413,958